LEASES	6 Months Ended
Jun. 30, 2023
LEASES
LEASES

14.LEASES

The Group’s leases mainly related to building and the rights to use the land. The total expense related to short-term leases were insignificant for the six months ended June 30, 2022 and 2023, and sublease income of the Group which is recognized in revenues in the consolidated statements of comprehensive income were RMB65 and RMB65 for the six months ended June 30, 2022 and 2023, respectively. The Group recognizes a negative lease expense of RMB75 and RMB67 for the six months ended June 30, 2022 and 2023 under the relief of lease concession from COVID-19 as the Group elects using the variable lease expense approach.

A summary of supplemental information related to operating leases in the six months ended June 30, 2022 and 2023 is as follows:

	Six Months Ended June 30,
	2022		2023
Lease cost:
Operating fixed lease cost	2,112		2,110
Finance lease cost
— Amortization of ROU assets	46		41
— Interest on lease liabilities	57		52
Short term lease cost	0		0
Variable lease cost	(9)		65
Total lease cost	2,206		2,268

Other information:
Weighted average remaining lease term
Operating leases	13	years	13	years
Finance leases	27	years	28	years
Weighted average discount rate
Operating leases	6.30%		6.20%
Finance leases	3.98%		4.03%

As of June 30, 2023, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

	Total
	Operating	Total Finance
	Leases	Leases
Remainder of 2023	2,211	75
2024	4,309	158
2025	4,106	157
2026	3,917	159
2027	3,734	162
Thereafter	26,652	3,967

Total minimum lease payments	44,929	4,678

Less: amount representing interest	13,577	1,926

Present value of minimum lease payments	31,352	2,752

As of June 30, 2023, the Group has entered 21 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB6,771, which is not reflected in the consolidated balance sheets.

Supplemental cash flow information related to leases for the years ended June 30, 2022 and 2023 are as follows:

	Six Months Ended June 30,
	2022	2023
Cash paid for amounts included in the measurement of operating lease liabilities	1,437	2,094
Cash paid for amounts included in the measurement of finance lease liabilities	63	69
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	475	554
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	260	53
Non-cash right-of-use assets obtained in acquisition for operating lease	130	—
Non-cash lease liabilities obtained in acquisition for operating lease	105	—